General (Details) $ in Thousands	Jun. 30, 2023 USD ($) aircraft helicopter engine	Dec. 31, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of aircraft | aircraft	2,132
Number of engines | engine	1,000
Number of helicopters | helicopter	300
Assets | $	$ 69,928,407	$ 69,726,918